Property, plant and equipment and Exploration and evaluation assets (Tables)	12 Months Ended
Mar. 31, 2022
Text block [abstract]
Disclosure of Property Plant and Equipment

	Mining properties	Land and buildings	Plant and equipment	Oil and gas properties	Others	ROU assets (A)	Assets under construction	Total	Exploration and evaluation assets	Total	Total
	₹ in million	₹ in million	₹ in million	₹ in million	₹ in million	₹ in million	₹ in million	₹ in million	₹ in million	₹ in million	US dollars in million
Gross Block
As at April 1, 2020	233,353	139,044	864,247	1,449,286	15,733	14,150	133,011	2,848,824	136,066	2,984,890
Additions	13,011	1,601	15,121	8,813	1,318	1,082	17,248	58,194	7,003	65,197
Transfers/ Reclassification*	4,569	(1,485)	27,130	(81)	(137)	2,529	(32,634)	(109)	81	(28)
Disposals/ Adjustments	(47)	(327)	(5,438)	(69)	(391)	(25)	(2,919)	(9,216)	—	(9,216)
Acquisition through business combination (Refer Note 4(a))	2,202	1,321	—	—	—	—	20	3,543	—	3,543
Exploration cost s written off	—	—	—	—	—	—	—	—	(70)	(70)
Foreign exchange	7,316	1,151	6,932	(29,417)	341	(160)	722	(13,115)	(2,611)	(15,726)

As at March 31, 2021	260,404	141,305	907,992	1,428,532	16,864	17,576	115,448	2,888,121	140,469	3,028,590	39,918

Additions	11,765	2,046	12,754	8,373	1,263	1,155	73,309	110,665	9,641	120,306	1,586
Transfers/ Reclassification*	20,574	876	29,524	6,915	116	(6,963)	(49,596)	1,446	(1,559)	(113)	(1)
Disposals/ Adjustments	(330)	(933)	(12,191)	(116)	(210)	(433)	(2,906)	(17,119)	—	(17,119)	(227)
Exploration costs written off B	—	—	—	—	—	—	—	—	(26,181)	(26,181)	(345)
Foreign exchange	2,663	80	1,862	44,863	76	63	195	49,802	3,807	53,609	707

As at March 31, 2022	295,076	143,374	939,941	1,488,567	18,109	11,398	136,450	3,032,915	126,177	3,159,092	41,638

Accumulated depreciation, depletion, amortisation and impairment
As at April 1, 2020	166,478	34,869	291,880	1,356,795	8,949	1,056	21,926	1,881,953	118,144	2,000,097

Charge for the year	16,745	5,197	35,627	20,516	1,734	1,413	—	81,232	—	81,232
Disposals/Adjustments	—	(236)	(4,144)	(69)	(305)	—	—	(4,754)	—	(4,754)
Transfers/Reclassification*	3	—	352	—	(71)	(2)	(285)	(3)	—	(3)
Asset under construction written off c	—	—	—	—	—	—	2,440	2,440	—	2,440
Foreign exchange	3,376	755	4,377	(27,675)	254	(15)	—	(18,928)	(2,217)	(21,145)

As at March 31, 2021	186,602	40,585	328,092	1,349,567	10,561	2,452	24,081	1,941,940	115,927	2,057,867	27,124

Charge for the year	21,104	4,529	39,942	22,887	1,650	612	—	90,724	—	90,724	1,195
Disposals/Adjustments	—	(294)	(8,610)	(116)	(149)	(430)	—	(9,599)	—	(9,599)	(127)
Transfers/Reclassification*	(2)	4	559	892	(2)	(892)	(570)	(11)	—	(11)	(0)
Impairment Charge/ (reversal) B	—	—	—	(53,143)	—	—	—	(53,143)	(9,602)	(62,745)	(827)
Assets under construction/capital advances written off B	—	—	—	—	—	—	1,951	1,951	—	1,951	26
Foreign exchange	1,195	54	1,434	41,720	101	(2)	—	44,502	3,210	47,712	629

As at March 31, 2022	208,899	44,878	361,417	1,361,807	12,161	1,740	25,462	2,016,364	109,535	2,125,899	28,020

Net book value / Carrying amount
As at April 1, 2020	66,875	104,175	572,367	92,491	6,784	13,094	111,085	966,871	17,922	984,793
As at March 31, 2021	73,802	100,720	579,900	78,965	6,303	15,124	91,367	946,181	24,542	970,723
As at March 31, 2022	86,177	98,496	578,524	126,760	5,948	9,658	110,988	1,016,551	16,642	1,033,193	13,618

*	Transfers/reclassification majorly includes capitalisation of CWIP to respective class of assets.

A)	Disclosure of Right of Use (ROU) Assets as per IFRS 16 “Leases”

	Land & Building	Plant and Equipment	Total	Total
	₹ in million	₹ in million	₹ in million	US dollars in million
Gross Block
As at April 1, 2020	6,811	7,339	14,150
Additions	922	160	1,082
Transfers/Reclassification	2,533	(4)	2,529
Deductions	(16)	(9)	(25)
Foreign exchange	(47)	(113)	(160)

As at March 31, 2021	10,203	7,373	17,576	232

Additions	968	187	1,155	15
Transfers/Reclassification **	(48)	(6,915)	(6,963)	(92)
Deductions	(432)	(1)	(433)	(6)
Foreign exchange	(56)	119	63	1

As at March 31, 2022	10,635	763	11,398	150

Accumulated depreciation and impairment
As at April 1, 2020	833	223	1,056
Charge for the year	622	791	1,413
Transfers/Reclassification	—	(2)	(2)
Disposals/Adjustments	—	—	—
Foreign exchange	(12)	(3)	(15)

As at March 31, 2021	1,443	1,009	2,452	32

Charge for the year	523	89	612	8
Transfers/Reclassification **	—	(892)	(892)	(12)
Disposals/Adjustments	(430)	—	(430)	(6)
Foreign exchange	(21)	19	(2)	0

As at March 31, 2022	1,515	225	1,740	22

Net book value / Carrying amount
As at April 1, 2020	5,978	7,116	13,094
As at March 31, 2021	8,760	6,364	15,124
As at March 31, 2022	9,120	538	9,658	128

**	During the current year, Company has bought back its ROU RDG Gas Bridge assets in Oil & Gas business which are consequently reclassified to Oil & Gas properties as per the contractual terms.

Schedule of reconciliation of depreciation, depletion and amortization expense

12.	Reconciliation of depreciation, depletion and amorti s ation expense:

	Year ended March 31,
	2020	2021	2022	2022
	₹ in million	₹ in million	₹ in million	US dollars in million
Depreciation, depletion and amorti s ation expense on
Property, plant and equipment	100,255	81,232	90,724	1,196
Intangible assets	821	682	703	9
As per property, plant and equipment and intangibles schedule	101,076	81,914	91,427	1,205
Less: Depreciation capitalized	—	(498)	(39)	(1)
Less: Cost allocated to joint ventures	(586)	(238)	(240)	(3)

Charged to consolidated statement of profit or loss	100,490	81,178	91,148	1,201